PENSIONS AND OTHER POST-EMPLOYMENT BENEFIT OBLIGATIONS - Benefit Payments Expected to be Paid Either by Pension Funds or Directly to Beneficiaries (Details) € in Millions	12 Months Ended
Dec. 31, 2021 EUR (€)
Disclosure of employee benefits [Abstract]
2022	€ 55
2023	55
2024	57
2025	57
2026	58
2027 to 2031	€ 290